Income and Expenses - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income And Expenses [Line Items]
Decrease cost of sales		€ (58.5)	€ (2,395.2)
Cost of sales (as a percent)		(10.00%)	(80.00%)
Cost of sales		€ 541.3	€ 599.8	€ 2,995.0
Inventory write-offs		125.8	94.5	0.0
Increase of research and development expense		€ 471.1	€ 246.1
Research and development expense (as a percent)		26.00%	16.00%
Research and development expenses		€ 2,254.2	€ 1,783.1	1,537.0
Increase of sales and marketing expense		€ 5.2	€ 3.2
Sales and marketing expense (as a percent)		8.00%	5.00%
Sales and marketing expenses		€ 67.9	€ 62.7	59.5
Increase of general and administrative expense		€ 36.1	€ 13.3
General and administrative expense (as a percent)		7.00%	3.00%
General and administrative expenses	[1]	€ 531.1	€ 495.0	€ 481.7

[1]	Adjustments to the year 2022 figures due to change in functional allocation of general and administrative expenses and other operating expenses (see Note 7.2).